Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

August 31, 2021

Dates Covered
Collections Period	08/01/21 - 08/31/21
Interest Accrual Period	08/16/21 - 09/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	09/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/21	86,501,728.48	10,170
Yield Supplement Overcollateralization Amount 07/31/21	1,611,474.49	0
Receivables Balance 07/31/21	88,113,202.97	10,170
Principal Payments	6,182,284.01	265
Defaulted Receivables	49,142.32	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/21	1,437,338.37	0
Pool Balance at 08/31/21	80,444,438.27	9,900

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.62%
Prepayment ABS Speed	1.17%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	1,112,805.38	93
Past Due 61-90 days	197,527.35	20
Past Due 91-120 days	44,479.18	5
Past Due 121+ days	0.00	0
Total	1,354,811.91	118

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	34,780.73
Aggregate Net Losses/(Gains) - August 2021	14,361.59
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.20%
Prior Net Losses Ratio	-0.15%
Second Prior Net Losses Ratio	-0.28%
Third Prior Net Losses Ratio	-0.40%
Four Month Average	-0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average Contract Rate	3.23%
Weighted Average Contract Rate, Yield Adjusted	5.22%
Weighted Average Remaining Term	21.65

Flow of Funds	$ Amount
Collections	6,456,896.94
Investment Earnings on Cash Accounts	41.55
Servicing Fee	(73,427.67)
Transfer to Collection Account	-
Available Funds	6,383,510.82

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	123,824.32
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,057,290.21
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	179,387.54

Total Distributions of Available Funds	6,383,510.82

Servicing Fee	73,427.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 08/16/21	79,844,964.32
Principal Paid	6,057,290.21
Note Balance @ 09/15/21	73,787,674.11

Class A-1
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-2a
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-2b
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-3
Note Balance @ 08/16/21	16,164,964.32
Principal Paid	6,057,290.21
Note Balance @ 09/15/21	10,107,674.11
Note Factor @ 09/15/21	4.4138315%

Class A-4
Note Balance @ 08/16/21	52,030,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	52,030,000.00
Note Factor @ 09/15/21	100.0000000%

Class B
Note Balance @ 08/16/21	11,650,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	11,650,000.00
Note Factor @ 09/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	146,833.07
Total Principal Paid	6,057,290.21
Total Paid	6,204,123.28

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.09550%
Coupon	0.19550%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	26,268.07
Principal Paid	6,057,290.21
Total Paid to A-3 Holders	6,083,558.28

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2222454
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.1682663
Total Distribution Amount	9.3905117

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1147077
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	26.4510490
Total A-3 Distribution Amount	26.5657567

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 08/16/21	1,664,191.04
Investment Earnings	36.89
Investment Earnings Paid	(36.89)
Deposit/(Withdrawal)	-
Balance as of 09/15/21	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$285,404.44	$227,731.22	$317,927.26
Number of Extensions	24	21	28
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.24%	0.31%